ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2023
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of the company's major subsidiaries and VIEs

		Place of	Percentage
	Date of	incorporation	of
	incorporation	(or establishment)	ownership
Name	or acquisition	/operation	%	Principal activity
Subsidiaries

Ambow Education Inc.	July 5, 2016	United States	100%	Investment Holding

Ambow BSC Inc.	February 14, 2017	United States	100%	Investment Holding

Bay State College Inc. (Note i)	November 20, 2017	United States	100%	CP&CE Programs

Ambow NSAD Inc.	May 8, 2019	United States	100%	Investment Holding

NewSchool of Architecture and Design, LLC (“NewSchool”)	March 6, 2020	United States	100%	CP&CE Programs

(Note i) The Board of Trustees announced to permanently close Bay State College at the end of the 2022-2023 academic year, and this permanent close has been completed on August 31, 2023.